Financial structure and financial costs (Tables)	12 Months Ended
Dec. 31, 2017
Financial structure, financial costs and financial instruments
Schedule of non-current financial debt and related financial instruments

As of December 31, 2017
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	1,310	40,030	41,340
of which hedging instruments of non-current financial debt (liabilities)	—	1,082	1,082
Non-current financial assets	—	(679)	(679)
of which hedging instruments of non-current financial debt (assets)	—	(606)	(606)
Non-current financial debt and related financial instruments	1,310	39,351	40,661
Bonds after fair value hedge	—	20,620	20,620
Fixed rate bonds and bonds after cash flow hedge	—	16,469	16,469
Other floating rate debt	70	1,692	1,762
Other fixed rate debt	123	623	746
Financial lease obligations	1,117	—	1,117
Non-current instruments held for trading	—	(53)	(53)
Non-current financial debt and related financial instruments	1,310	39,351	40,661

As of December 31, 2016
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	572	42,495	43,067
of which hedging instruments of non-current financial debt (liabilities)	—	3,651	3,651
Non-current financial assets	—	(908)	(908)
of which hedging instruments of non-current financial debt (assets)	—	(845)	(845)
Non-current financial debt and related financial instruments	572	41,587	42,159
Bonds after fair value hedge	—	29,147	29,147
Fixed rate bonds and bonds after cash flow hedge	—	10,315	10,315
Other floating rate debt	76	1,291	1,367
Other fixed rate debt	185	892	1,077
Financial lease obligations	311	—	311
Non-current instruments held for trading	—	(58)	(58)
Non-current financial debt and related financial instruments	572	41,587	42,159

As of December 31, 2015
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	655	43,809	44,464
of which hedging instruments of non-current financial debt (liabilities)	—	2,891	2,891
Non-current financial assets	—	(1,219)	(1,219)
of which hedging instruments of non-current financial debt (assets)	—	(1,219)	(1,219)
Non-current financial debt and related financial instruments	655	42,590	43,245
Bonds after fair value hedge	—	34,435	34,435
Fixed rate bonds and bonds after cash flow hedge	—	6,494	6,494
Other floating rate debt	34	1,110	1,144
Other fixed rate debt	326	551	877
Financial lease obligations	295	—	295
Non-current instruments held for trading	—	—	—
Non-current financial debt and related financial instruments	655	42,590	43,245

Schedule of fair value of bonds after taking into account currency and interest rates swaps

		Fair value	Fair value	Fair value
		after	after	after
		hedging as of	hedging as of	hedging as of	Range	Range of initial
Bonds after fair value hedge and variable rate bonds	Currency of	December 31,	December 31,	December 31,	of current	current rate before
(M$)	issuance	2017	2016	2015	Maturities	hedging instruments
Bond	USD	7,266	11,036	13,754	2018-2024		1.450%	-	3.750%
Bond	USD	1,385	1,385	2,385	2018-2020	USLIBOR 3 mois		+	0.03%
						USLIBOR 3 mois		+	0.75%
Bond	CHF	391	1,441	1,910	2018				3.135%
Bond	NZD	252	251	251	2019-2020		4.750%	-	5.000%
Bond	AUD	850	1,211	1,360	2018-2025		3.750%	-	4.250%
Bond	EUR	8,266	10,958	11,365	2019-2044		0.250%	-	4.875%
Bond	EUR	1,639	1,638	1,638	2020	EURIBOR 3 mois		+	0.30%
						EURIBOR 3 mois		+	0.31%
Bond	CAD	188	289	289	2018-2020		2.125%	-	2.375%
Bond	GBP	1,855	2,215	2,225	2018-2022		2.250%	-	3.875%
Bond	GBP	470	469	469	2019	GBLIB3M		+	0.30%
Bond	NOK	103	355	566	2018				2.500%
Bond	HKD	212	392	394	2019-2025		2.920%	-	4.180%
Bond	SEK			95
Current portion (less than one year)		(4,156)	(4,391)	(4,164)
Total Principal Financing Entities(a)		18,721	27,249	32,537
TOTAL S.A.(b)		1,201	1,200	1,200	2022				0.500%
Other Consolidated Subsidiaries		698	698	698
Total bonds after fair value hedge		20,620	29,147	34,435

		Fair value	Fair value	Fair value
Bonds after cash flow		after	after	after
hedge		hedging as of	hedging as of	hedging as of	Range	Range of initial
and fixed rate bonds	Currency of	December 31,	December 31,	December 31,	of current	current rate before
(M$)	issuance	2017	2016	2015	maturities	hedging instruments
Bond	EUR	9,337	5,248	2,077	2019-2029	0.750%	-	5.125%
Bond	USD	5,000	4,250	3,750	2020-2024	2.750%	-	4.450%
Bond	CNY	164	153	164	2018			3.750%
Bond	HKD	188			2026			3.090%
Bond	CHF	1,037			2024-2027	0.510%	-	1.010%
Bond	GBP	324			2024			1.250%
Current portion (less than one year)		(164)
Total Principal Financing Entities (a)		15,886	9,651	5,991
Other consolidated subsidiaries		583	664	503
Total bonds after cash flow hedge and fixed rate bonds		16,469	10,315	6,494

(a)  All debt securities issued through the following subsidiaries are fully and unconditionally guaranteed by TOTAL S.A. as to payment of principal, premium, if any, interest and any other amounts due :

- TOTAL CAPITAL is a wholly-owned subsidiary of TOTAL S.A.. It acts as a financing vehicle for the Group.

- TOTAL CAPITAL CANADA Ltd. is a wholly-owned subsidiary of TOTAL S.A.. It acts as a financing vehicle for the activities of the Group in Canada.

- TOTAL CAPITAL INTERNATIONAL is a wholly-owned subsidiary of TOTAL S.A.. It acts as a financing vehicle for the Group.

(b)  Debt financing of $1.2 billion through a structure combining the issue of cash-settled convertible bonds with the purchase of cash-settled call options to hedge TOTAL's exposure to the exercise of the conversion rights under the bonds.

Schedule of loan repayment schedule (excluding current portion)

		of which hedging		of which hedging
		instruments		instruments	Non-current
		of non‑current	Non‑current	of non-current	financial debt and
As of December 31, 2017	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2019	6,005	164	(75)	(68)	5,930	15%
2020	5,119	222	(2)	—	5,117	13%
2021	3,810	96	(15)	—	3,795	9%
2022	5,026	165	(67)	(67)	4,959	12%
2023 and beyond	21,380	435	(520)	(471)	20,860	51%
Total	41,340	1,082	(679)	(606)	40,661	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current
		of non‑current	Non‑current	of non-current	financial debt and
As of December 31, 2016	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2018	4,572	249	(252)	(235)	4,320	10%
2019	5,812	327	(110)	(104)	5,702	14%
2020	4,956	564	(4)	—	4,952	12%
2021	3,609	237	(31)	(7)	3,578	8%
2022 and beyond	24,118	2,274	(511)	(499)	23,607	56%
Total	43,067	3,651	(908)	(845)	42,159	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current
		of non‑current	Non‑current	of non-current	financial debt and
As of December 31, 2015	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2017	4,729	213	(127)	(127)	4,602	11%
2018	4,803	218	(383)	(383)	4,420	10%
2019	5,716	124	(174)	(174)	5,542	13%
2020	4,965	434	—	—	4,965	11%
2021 and beyond	24,251	1,902	(535)	(535)	23,716	55%
Total	44,464	2,891	(1,219)	(1,219)	43,245	100%

Schedule of analysis by currency and interest rate

As of December 31,
(M$)	2017	%	2016	%	2015	%
U.S. Dollar	38,703	95%	39,963	95%	40,337	93%
Euro	724	2%	977	2%	1,681	4%
Norwegian krone	975	2%	928	2%	907	2%
Other currencies	259	1%	291	1%	320	1%
Total	40,661	100%	42,159	100%	43,245	100%

As of December 31,
(M$)	2017	%	2016	%	2015	%
Fixed rate	18,332	45%	11,703	28%	7,666	18%
Floating rate	22,329	55%	30,456	72%	35,579	82%
Total	40,661	100%	42,159	100%	43,245	100%

Schedule of current financial assets and liabilities

As of December 31,
(M$)
(Assets) / Liabilities	2017	2016	2015
Current financial debt(a)	6,396	9,469	7,836
Current portion of non-current financial debt	4,700	4,451	4,652
Current borrowings (note 14)	11,096	13,920	12,488
Current portion of hedging instruments of debt (liabilities)	157	212	127
Other current financial instruments (liabilities)	88	115	44
Other current financial liabilities (note 14)	245	327	171
Current deposits beyond three months	(2,970)	(4,413)	(5,858)
Current portion of hedging instruments of debt (assets)	(172)	(41)	(220)
Other current financial instruments (assets)	(251)	(94)	(112)
Current financial assets (note 14)	(3,393)	(4,548)	(6,190)
Current borrowings and related financial assets and liabilities, net	7,948	9,699	6,469

(a)

As of December 31, 2017,  December 31, 2016 and December 31, 2015, the current financial debt includes a commercial paper program in Total Capital Canada Ltd.. Total Capital Canada Ltd. is a wholly-owned subsidiary of TOTAL S.A. It acts as a financing vehicle for the activities of the Group in Canada. Its debt securities are fully and unconditionally guaranteed by TOTAL S.A. as to payment of principal, premium, if any, interest and any other amounts due.

Schedule of variations of financial debt

			Non-cash changes
			Change in
			scope,
	As of		including IFRS			Reclassification		As of
	January 1,	Cash	5	Foreign	Changes in	Non-current /		December
(M$)	2017	changes	reclassification	currency	fair value	Current	Other	31, 2017
Non-current financial instruments - assets (a)	(908)	—	—	(62)	291	—	—	(679)
Non-current financial debt	43,067	2,277	2	203	(451)	(4,713)	955	41,340
Non-current financial debt and related financial instruments	42,159	2,277	2	141	(160)	(4,713)	955	40,661

Current financial instruments - assets (a)	(135)	—	—	(34)	(254)	—	—	(423)
Current borrowings	13,920	(7,175)	(50)	(585)	290	4,713	(17)	11,096
Current financial instruments - liabilities (a)	327	—	—	18	(100)	—	—	245
Current financial debt and related financial instruments	14,112	(7,175)	(50)	(601)	(64)	4,713	(17)	10,918

Financial debt classified as held for sale	21	—	(21)	—	—	—	—	—
Financial debt	56,292	(4,898)	(69)	(460)	(224)	—	938	51,579

(a): Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments

Schedule of monetary changes in non-current financial debt

For the year ended December 31,
(M$)	2017	2016	2015
Issuance of non-current debt	2,959	4,096	4,468
Repayment of non-current debt	(682)	(520)	(302)
Net amount	2,277	3,576	4,166

Schedule of cash and cash equivalents

For the year ended December 31,
(M$)	2017	2016	2015
Cash	13,427	12,129	12,291
Cash equivalents	19,758	12,468	10,978
Total	33,185	24,597	23,269

Schedule of net-debt-to-equity ratio

As of December 31,
(M$)
(Assets) / Liabilities	2017	2016	2015
Current borrowings	11,096	13,920	12,488
Other current financial liabilities	245	327	171
Current financial assets	(3,393)	(4,548)	(6,190)
Net financial assets and liabilities held for sale or exchange	—	(140)	141
Non-current financial debt	41,340	43,067	44,464
Non-current financial assets	(679)	(908)	(1,219)
Cash and cash equivalents	(33,185)	(24,597)	(23,269)
Net financial debt	15,424	27,121	26,586
Shareholders’ equity – Group share	111,556	98,680	92,494
Distribution of the income based on existing shares at the closing date	(1,874)	(1,581)	(1,545)
Non-controlling interests	2,481	2,894	2,915
Adjusted shareholders’ equity	112,163	99,993	93,864
Net-debt-to-equity ratio	13.8%	27.1%	28.3%

Schedule of impact on the statement of income per nature of financial instruments

For the year ended December 31,
(M$)	2017	2016	2015
Loans and receivables	53	82	121
Financing liabilities and associated hedging instruments	(1,395)	(1,111)	(965)
Fair value hedge (ineffective portion)	(1)	3	(1)
Assets and liabilities held for trading	(191)	(78)	(28)
Impact on the cost of net debt	(1,534)	(1,104)	(873)

Schedule of liquidity risk - maturity of financial assets and liabilities

As of December 31, 2017
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(5,930)	(5,117)	(3,795)	(4,959)	(20,860)	(40,661)
Current borrowings	(11,096)	—	—	—	—	—	(11,096)
Other current financial liabilities	(245)	—	—	—	—	—	(245)
Current financial assets	3,393	—	—	—	—	—	3,393
Assets and liabilities available for sale or exchange	—	—	—	—	—	—	—
Cash and cash equivalents	33,185	—	—	—	—	—	33,185
Net amount before financial expense	25,237	(5,930)	(5,117)	(3,795)	(4,959)	(20,860)	(15,424)
Financial expense on non-current financial debt	(805)	(779)	(636)	(545)	(454)	(1,093)	(4,312)
Interest differential on swaps	(193)	(223)	(257)	(245)	(198)	(681)	(1,797)
Net amount	24,239	(6,932)	(6,010)	(4,585)	(5,611)	(22,634)	(21,533)

As of December 31, 2016
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(4,320)	(5,702)	(4,952)	(3,578)	(23,607)	(42,159)
Current borrowings	(13,920)	—	—	—	—	—	(13,920)
Other current financial liabilities	(327)	—	—	—	—	—	(327)
Current financial assets	4,548	—	—	—	—	—	4,548
Assets and liabilities available for sale or exchange	140	—	—	—	—	—	140
Cash and cash equivalents	24,597	—	—	—	—	—	24,597
Net amount before financial expense	15,038	(4,320)	(5,702)	(4,952)	(3,578)	(23,607)	(27,121)
Financial expense on non-current financial debt	(799)	(783)	(682)	(552)	(465)	(1,271)	(4,552)
Interest differential on swaps	(79)	(56)	(201)	(253)	(272)	(910)	(1,771)
Net amount	14,160	(5,159)	(6,585)	(5,757)	(4,315)	(25,788)	(33,444)

As of December 31, 2015
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(4,602)	(4,420)	(5,542)	(4,965)	(23,716)	(43,245)
Current borrowings	(12,488)	—	—	—	—	—	(12,488)
Other current financial liabilities	(171)	—	—	—	—	—	(171)
Current financial assets	6,190	—	—	—	—	—	6,190
Assets and liabilities available for sale or exchange	(141)	—	—	—	—	—	(141)
Cash and cash equivalents	23,269	—	—	—	—	—	23,269
Net amount before financial expense	16,659	(4,602)	(4,420)	(5,542)	(4,965)	(23,716)	(26,586)
Financial expense on non-current financial debt	(763)	(813)	(747)	(663)	(524)	(1,104)	(4,614)
Interest differential on swaps	131	171	48	(55)	(126)	(610)	(441)
Net amount	16,027	(5,244)	(5,119)	(6,260)	(5,615)	(25,430)	(31,641)

Schedule of financial assets and liabilities related to operating activities

As of December 31,
Assets/(Liabilities)
(M$)	2017	2016	2015
Accounts payable	(26,479)	(23,227)	(20,928)
Other operating liabilities	(10,135)	(9,616)	(9,914)
including financial instruments related to commodity contracts	(1,794)	(2,077)	(1,609)
Accounts receivable, net	14,893	12,213	10,629
Other operating receivables	9,336	10,218	10,909
including financial instruments related to commodity contracts	1,987	2,425	3,379
Total	(12,385)	(10,412)	(9,304)

Schedule of maximum credit risk exposure

As of December 31,
Assets/(Liabilities)
(M$)	2017	2016	2015
Loans to equity affiliates (note 8)	5,135	4,718	4,378
Loans and advances (note 6)	2,878	3,048	3,407
Other non-current financial assets related to operational activities (note 6)	937	1,069	891
Non-current financial assets (note 15.1)	679	908	1,219
Accounts receivable (note 5)	14,893	12,213	10,629
Other operating receivables (note 5)	9,336	10,218	10,909
Current financial assets (note 15.1)	3,393	4,548	6,190
Cash and cash equivalents (note 15.1)	33,185	24,597	23,269
Total	70,436	61,319	60,892

Interest rate risk
Financial structure, financial costs and financial instruments
Schedule of sensitivity analysis on interest rate and foreign exchange risk

			Change in fair value due to a change in
			interest rate by
Assets / (Liabilities)	Carrying	Estimated	+10 basis	‑10 basis
(M$)	amount	fair value	points	points
As of December 31, 2017
Bonds (non-current portion, before swaps)	(36,613)	(38,159)	191	(191)

Swaps hedging fixed-rates bonds (liabilities)	(1,082)	(1,082)	—	—
Swaps hedging fixed-rates bonds (assets)	606	606	—	—
Total swaps hedging fixed-rates bonds (assets and liabilities)	(476)	(476)	(83)	83

Current portion of non-current debt after swap (excluding capital lease obligations)	(4,646)	(4,645)	1	(1)

Other interest rates swaps	76	76	12	(12)

Currency swaps and forward exchange contracts	142	142	—	—

As of December 31, 2016
Bonds (non-current portion, before swaps)	(36,656)	(37,757)	221	(221)

Swaps hedging fixed-rates bonds (liabilities)	(3,651)	(3,651)	—	—
Swaps hedging fixed-rates bonds (assets)	845	845	—	—
Total swaps hedging fixed-rates bonds (assets and liabilities)	(2,806)	(2,806)	(117)	117

Current portion of non-current debt after swap (excluding capital lease obligations)	(4,614)	(4,614)	5	(4)

Other interest rates swaps	33	33	7	(7)

Currency swaps and forward exchange contracts	(23)	(23)	—	—

As of December 31, 2015
Bonds (non-current portion, before swaps)	(39,257)	(40,087)	156	(156)

Swaps hedging fixed-rates bonds (liabilities)	(2,891)	(2,891)	—	—
Swaps hedging fixed-rates bonds (assets)	1,219	1,219	—	—
Total swaps hedging fixed-rates bonds (assets and liabilities)	(1,672)	(1,672)	(144)	144

Current portion of non-current debt after swap (excluding capital lease obligations)	(4,518)	(4,518)	5	(5)

Other interest rates swaps	(1)	(1)	8	(8)

Currency swaps and forward exchange contracts	(26)	(26)	—	—

The impact of changes in interest rates on the cost of net debt before tax is as follows:

For the year ended December 31,
(M$)	2017	2016	2015
Cost of net debt	(1,534)	(1,104)	(873)
Interest rate translation of :
+ 10 basis points	(6)	(17)	(20)
‑10 basis points	6	17	20
+ 100 basis points	(63)	(172)	(204)
‑100 basis points	63	172	204

Foreign exchange risk
Financial structure, financial costs and financial instruments
Schedule of sensitivity analysis on interest rate and foreign exchange risk

	Dollar / Euro exchange	Dollar / Pound sterling	Dollar / Ruble exchange
	rates	exchange rates	rates
December 31, 2017	0.83	0.74	57.86
December 31, 2016	0.95	0.81	61.00
December 31, 2015	0.92	0.67	74.10

As of December 31, 2017				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	119,450	44,930	51,674	6,467	7,366	9,013
Currency translation adjustment before net investment hedge	(7,908)	(1,903)	—	(1,543)	(3,076)	(1,386)
Net investment hedge – open instruments	14	14	—	—	—	—
Shareholders’ equity at exchange rate as of December 31, 2017	111,556	43,041	51,674	4,924	4,290	7,627

As of December 31, 2016				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	112,551	38,645	51,863	5,997	7,227	8,819
Currency translation adjustment before net investment hedge	(13,871)	(6,845)	—	(1,978)	(3,286)	(1,762)
Net investment hedge – open instruments	—	—	—	—	—	—
Shareholders’ equity at exchange rate as of December 31, 2016	98,680	31,800	51,863	4,019	3,941	7,057

As of December 31, 2015				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	104,613	37,345	46,272	5,926	6,816	8,254
Currency translation adjustment before net investment hedge	(12,119)	(5,337)	—	(1,145)	(3,936)	(1,701)
Net investment hedge – open instruments	—	—	—	—	—	—
Shareholders’ equity at exchange rate as of December 31, 2015	92,494	32,008	46,272	4,781	2,880	6,553

Based on the 2017 financial statements, a conversion using rates different from + or - 10% for each of the currencies below would have the following impact on shareholders equity and net income (Group share) :

As of December 31, 2017		Pound
(M$)	Euro	sterling	Ruble
Impact of an increase of 10% of exchange rates on :
– shareholders equity	4,304	492	429
– net income (Group share)	465	19	29
Impact of a decrease of 10% of exchange rates on :
– shareholders equity	(4,304)	(492)	(429)
– net income (Group share)	(465)	(19)	(29)

Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Schedule of maturity of derivative instruments

For the year ended December 31, 2017		Notional		Notional value schedule
(M$)	Fair	value	Fair	2019					2023
Assets / (Liabilities)	value	2018	value	and after	2019	2020	2021	2022	and after
Fair value hedge
Swaps hedging bonds (assets)	172	2,391	337	5,075	—	—	—	—	—
Swaps hedging bonds (liabilities)	(157)	1,840	(951)	14,669	—	—	—	—	—
Total swaps hedging bonds	15	4,231	(614)	19,744	3,247	3,346	1,945	4,336	6,870
Cash flow hedge
Swaps hedging bonds (assets)	—	—	269	9,466	—	—	—	—	—
Swaps hedging bonds (liabilities)	—	—	(131)	11,288	—	—	—	—	—
Total swaps hedgings bonds	—	—	138	20,754	969	—	—	—	19,785
Forward exchange contracts related to operational activites (assets)	2	55	—	28	—	—	—	—	—
Forward exchange contracts related to operational activites (liabilities)	—	—	—	0	—	—	—	—	—
Total forward exchange contracts related to operating activities	2	55	—	28	24	4	—	—	—
Held for trading
Other interest rate swaps (assets)	32	36,775	64	2,300	—	—	—	—	—
Other interest rate swaps (liabilities)	(17)	13,905	(3)	370	—	—	—	—	—
Total other interest rate swaps	15	50,680	61	2,670	41	50	1,000	—	1,579
Currency swaps and forward exchange contracts (assets)	219	15,132	9	175	—	—	—	—	—
Currency swaps and forward exchange contracts (liabilities)	(71)	6,048	(17)	229	—	—	—	—	—
Total currency swaps and forward exchange contracts	148	21,180	(8)	404	222	128	46	7	1

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2016		Notional		Notional value schedule
(M$)	Fair	value	Fair	2018					2022
Assets / (Liabilities)	value	2017	value	and after	2018	2019	2020	2021	and after
Fair value hedge
Swaps hedging bonds (assets)	41	2,213	716	7,618	—	—	—	—	—
Swaps hedging bonds (liabilities)	(212)	2,175	(3,007)	20,549	—	—	—	—	—
Total swaps hedging fixed-rates bonds	(171)	4,388	(2,291)	28,167	4,097	3,172	3,346	1,945	15,607
Cash flow hedge
Swaps hedging bonds (assets)	—	—	129	3,457	—	—	—	—	—
Swaps hedging bonds (liabilities)	—	—	(644)	5,679	—	—	—	—	—
Total swaps hedging bonds	—	—	(515)	9,136	—	969	—	—	8,167
Forward exchange contracts related to operational activites (assets)	3	30	1	13	—	—	—	—	—
Forward exchange contracts related to operational activites (liabilities)	(26)	296	(5)	80	—	—	—	—	—
Total forward exchange contracts related to operational activites	(23)	326	(4)	93	93	—	—	—	—
Held for trading
Other interest rate swaps (assets)	7	16,582	35	1,859	—	—	—	—	—
Other interest rate swaps (liabilities)	(5)	24,642	(4)	603	—	—	—	—	—
Total other interest rate swaps	2	41,224	31	2,462	1,291	—	—	1,000	171
Currency swaps and forward exchange contracts (assets)	87	6,714	28	578	—	—	—	—	—
Currency swaps and forward exchange contracts (liabilities)	(110)	3,803	(1)	6	—	—	—	—	—
Total currency swaps and forward exchange contracts	(23)	10,517	27	584	322	137	80	43	2

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2015		Notional		Notional value schedule
(M$)	Fair	value	Fair	2017					2021
Assets / (Liabilities)	value	2016	value	and after	2017	2018	2019	2020	and after
Fair value hedge
Swaps hedging bonds (assets)	220	2,709	1,075	11,701	—	—	—	—	—
Swaps hedging bonds (liabilities)	(127)	579	(2,891)	21,835	—	—	—	—	—
Total swaps hedging bonds	93	3,288	(1,816)	33,536	4,410	4,129	3,190	3,346	18,461
Cash flow hedge
Swaps hedging bonds (assets)	—	—	144	2,221	—	—	—	—	—
Swaps hedging bonds (liabilities)	—	—	(1)	36	—	—	—	—	—
Total swaps hedging bonds	—	—	143	2,257	—	—	969	—	1,288
Forward exchange contracts related to operational activites (assets)	9	145	—	—	—	—	—	—	—
Forward exchange contracts related to operational activites (liabilities)	(61)	497	(42)	376	—	—	—	—	—
Total forward exchange contracts related to operational activites	(52)	642	(42)	376	296	80	—	—	—
Held for trading
Other interest rate swaps (assets)	7	17,220	1	90	—	—	—	—	—
Other interest rate swaps (liabilities)	(9)	26,914	—	59	—	—	—	—	—
Total other interest rate swaps	(2)	44,134	1	149	82	67	—	—	—
Currency swaps and forward exchange contracts (assets)	82	5,476	22	627	—	—	—	—	—
Currency swaps and forward exchange contracts (liabilities)	(35)	3,970	—	33	—	—	—	—	—
Total currency swaps and forward exchange contracts	47	9,446	22	660	290	226	58	41	45

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

Schedule of fair value hierarchy for financial instruments

			Prices based
	Quoted prices in	Prices based	on non
	active markets	on observable	observable
As of December 31, 2017	for identical assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	(599)	—	(599)
Cash flow hedge instruments	—	140	—	140
Assets and liabilities held for trading	—	216	—	216
Assets available for sale	100	—	—	100
Total	100	(243)	—	(143)

			Prices based
	Quoted prices in	Prices based	on non
	active markets	on observable	observable
As of December 31, 2016	for identical assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	(2,462)	—	(2,462)
Cash flow hedge instruments	—	(542)	—	(542)
Assets and liabilities held for trading	—	37	—	37
Assets available for sale	120	—	—	120
Total	120	(2,967)	—	(2,847)

			Prices based
	Quoted prices in	Prices based	on non
	active markets	on observable	observable
As of December 31, 2015	for identical assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	(1,723)	—	(1,723)
Cash flow hedge instruments	—	49	—	49
Assets and liabilities held for trading	—	68	—	68
Assets available for sale	59	—	—	59
Total	59	(1,606)	—	(1,547)

Financial instruments, excluding commodity contracts | Hedging of Financial Debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,
(M$)	2017	2016	2015
Revaluation at market value of bonds	(2,519)	693	2,133
Swap hedging of bonds	2,518	(690)	(2,134)
Ineffective portion of the fair value hedge	(1)	3	(1)

Financial instruments, excluding commodity contracts | Net investment hedge and other
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,	As of			As of
(M$)	January 1,	Variations	Disposals	December 31
2017	(658)	(104)	—	(762)
2016	(674)	16	—	(658)
2015	(511)	(163)	—	(674)

Financial instruments, excluding commodity contracts | Cash flow hedge
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,
(M$)	2017	2016	2015
Profit (Loss) recorded in equity during the period	253	308	(185)
Recycled amount from equity to the income statement during the period	266	(52)	(205)